Common Stock, Preferred Stock and Warrants (Tables)	6 Months Ended
Oct. 31, 2020
Stockholders' Equity Note [Abstract]
Assumptions used to estimate fair value of warrants
October 31, 2020
Expected volatility	89-95%
Expected dividends	0%
Expected term	4.92-5 Years
Risk-free interest rate	0.27-0.29%

Changes in warrants outstanding issued to non-employees of the Company
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Expiration Date (yrs)	Value if Exercised
Balance as of April 30, 2020	—	—	—	—	$—
Granted	399,998	1.50	0.67	5.00	599,997
Exercised	—	—	—	—	—
Cancelled/Expired	—	—	—	—	—
Outstanding as of October 31, 2020	399,998	$1.50	$0.67	4.92	$599,997